18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	2013	2012

Balance, beginning of year	$ 7,063,713	$ 5,998,756
New loans to related parties	7,619,387	36,354,194
Repayment*	(7,153,153)	(35,289,237)
Balance, end of year	$ 7,529,947	$ 7,063,713